Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Parties Balances and Transactions

Note 18 - Related Parties Balances and Transactions

The Company’s related parties are seven directors, four officers, one shareholder and two entities controlled by three of the Company’s shareholders.

A.	Balances with related parties

	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Assets

Other receivables	3	11

Liabilities

Payables	19	22
Accrued expenses	88	31
Payroll and related	7	14
Stockholders’ loans	157	161

B.	Transactions with related parties

	For the years ended
	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Subcontractors and professional expenses (1)	207	347
Salaries and related expenses (2)	252	439
Stock based compensation (3)	279	1,459
Rent and Maintenance (4)	82	80
Interest expenses, see note 8	4	5

(1)	For the years ended December 31, 2024, and 2023, the Company paid to two directors of the Parent Company an aggregate consideration of US$170 thousand and US$161 thousand, respectively, in respect of research and development services.

For the years ended December 31, 2024, and 2023, the Company paid to one shareholder of the Parent Company and his relative an aggregate consideration of

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 18 - Related Parties Balances and Transactions (Cont’d)

B.	Transactions with related parties (cont’d)

US$5 thousand and US$150 thousand, respectively in respect to consulting services.

For the years ended December 31, 2024, and 2023, the Company paid to the Parent Company non-employee directors an aggregate consideration of US$32 thousand and US$36 thousand, respectively ,with respect of their services.

(2)	For the year ended December 31, 2024, and 2023 the Company paid to four of its officers, salary and related expenses totaled to US$252 thousand and US$439 thousand, respectively.

(3)	Following the adoption of the 2020 Incentive Stock Plan by the Parent Company on December 23, 2020, and the adoption of the sub plan (the “Israeli appendix”) on April 29, 2021, the Parent Company granted during the year 2024 to its officer and director 1,715,500 options to purchase shares of Common Stock (See also note 9-C).

The Parent Company granted during the year 2023 to its officers and shareholder and his relative 1,636,000 options to purchase shares of Common Stock (See also note 9-C).

(4)	For the year ended December 31, 2024, the Company recorded a liability on amount of $82 thousand and for the year ended 2023, the Company paid a yearly amount of US$80 thousand to an entity in which two directors of the Company are stakeholders in the entity, for rent and office services.

C	On July 7, 2024, the Company entered into an Amendment to the Consulting Agreement with Mr. Aharon Klein, its Interim Chief Executive Officer and Chief Technology Officer and (the “Klein Amendment”). The Klein Amendment amends the original consulting agreement executed by and between the Company and Mr. Klein, dated October 1, 2019, as amended on December 24, 2020. Effective June 1, 2024, the Klein Amendment provides for a monthly compensation in the amount of NIS 30,000 and an additional NIS 5,000 for car expenses. All other terms related to Mr. Klein overall compensation and equity-based awards remain unchanged. On October 31, 2024, the Board approved a reduction in the monthly payments made to Mr. Klein, in light of the Company’s current cash position, which was agreed upon with Mr. Klein. Under the amended terms of Mr. Klein’s service provider agreement, he will receive monthly payments of NIS 16,000, instead of NIS, 30,000, plus NIS 5,000 for car expenses totaling a monthly compensation of NIS 21,000 starting from October 2024 onwards.

On July 7, 2024, the Company entered into an Amendment to the Consulting Agreement with Dr. Yaniv Cohen, Chief Scientific Officer of the Company (the “Cohen Amendment”). The Cohen Amendment amends the original consulting agreement executed by and between the Company and Dr. Cohen, dated November 1, 2019, and provides for monthly consideration of NIS 15,000, commencing as of June 1, 2024. On October 31, 2024, the Board of Directors approved the reduction in the monthly payments made to Dr. Cohen, pursuant to his service provider agreement, from his current rate of NIS 15,000 to NIS 8,000, commencing in October 2024.

On December 25, 2024, in light of the Company’s cash position, the Company terminated the consulting agreements with Aharon Klien and Yaniv Cohen.

D	On August 21, 2024, the Board appointed Mr. Ran Ziskind to serve as the Company’s Chief Executive Officer (CEO), replacing Mr. Ronnie Klein, who had been serving as Interim CEO, effective September 1, 2024. Mr. Ziskind also serves as the Chief Executive Officer of the Company’s wholly-owned subsidiary, IR-Med Ltd., an Israeli corporation. In conjunction with his appointment, the Company entered into an employment agreement with Mr. Ziskind (the “Employment Agreement”), pursuant to which he will be subject to standard confidentiality, intellectual property assignment and non-compete provisions. In addition, in consideration for his service, Mr. Ziskind receives a monthly gross salary of NIS 6,000 until the Company will raise at least $4,000,000 in funding, and following such potential capital raise, his compensation will be increased to NIS 45,000 per month, as well as will be entitled to NIS 10,000 for car expenses. Under the Employment Agreement, Mr. Ziskind will also receive 1,400,000 restricted shares of the Company’s Common Stock, at an exercise price of $0.58 per share (the “Shares”). The Shares will vest over a four-year period commencing on the grant date such that (i) 350,000 of the Shares will become fully vested and exercisable on the first anniversary elapsed from the grant date and (ii) the balance will vest in six (6) bi-annual installments of 175,000 Shares, subject to Mr. Ziskind’s continued employment.

IR-Med, Inc.

Notes to the Consolidated Financial Statements